Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025 [1]
Ordinary shares, Class A
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.0002
Ordinary shares, shares authorized (in Shares)	225,000,000	225,000,000
Ordinary shares, share issued (in Shares)	14,937,500	12,232,500
Ordinary shares, share outstanding (in Shares)	14,937,500	12,232,500
Ordinary shares, Class B
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.0002
Ordinary shares, shares authorized (in Shares)	25,000,000	25,000,000
Ordinary shares, share issued (in Shares)	12,767,500	12,767,500
Ordinary shares, share outstanding (in Shares)	12,767,500	12,767,500

[1]	Retroactively presented for the reorganization exercise described in Note 1.